RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																				3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Jan. 31, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 05, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023	Jan. 23, 2023
Related Party Transaction [Line Items]
Vested stock options, shares																										6,566,000	22,646,000
Vested stock options per share																			$ 0.125
Stock options exercised																			3,385,000
Cashless conversion																									$ 1,048,793	$ 1,048,793	$ 269,085
Converted notes payable into shares of common stock issued																	880,000
Issued stock incentives value																											309,353
Secured promissory note																	$ 201,200
Warrants exercised																												225,000	225,000	225,000	1,340,000	225,000	225,000
Warrants exercise price	$ 0.125			$ 0.125																$ 0.125				$ 0.125		$ 0.125		$ 0.24	$ 0.24	$ 0.24	$ 0.15	$ 0.24	$ 0.24				$ 0.23
Stock issued during period, value new issues																						$ 320,084	$ 1,753,300			$ 2,095,040
Issued convertible notes payable	$ 405,305			$ 405,305																$ 405,305				$ 405,305		405,305
Accrues interest					10.00%	10.00%		10.00%	10.00%
Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Secured promissory note		$ 40,000	$ 25,000		$ 25,000	$ 25,000		$ 25,000	$ 25,000	$ 25,000
Maturity date	Apr. 30, 2026								Oct. 28, 2025
Accrues interest		10.00%	10.00%		10.00%	10.00%		10.00%	10.00%
Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Secured promissory note								$ 25,000
Maturity date	Apr. 30, 2026							Nov. 04, 2025
Secured Promissory Note Two [Member]
Related Party Transaction [Line Items]
Secured promissory note						$ 25,000
Maturity date	Apr. 30, 2026					Nov. 20, 2025
Secured Promissory Note Three [Member]
Related Party Transaction [Line Items]
Secured promissory note					$ 25,000
Maturity date	Apr. 30, 2026				Dec. 03, 2025
Secured Promissory Note Four [Member]
Related Party Transaction [Line Items]
Secured promissory note			$ 25,000
Maturity date	Apr. 30, 2026		Apr. 15, 2026
Secured Promissory Note Five [Member]
Related Party Transaction [Line Items]
Secured promissory note		$ 40,000
Maturity date	Apr. 30, 2026	Oct. 28, 2025
Officer [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares														1,041,667
Compensation to officers																										$ 784,167	$ 806,667
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Warrants exercised							500,000
Warrants exercise price							$ 0.15
Stock issued during period, value new issues							$ 75,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock options exercised																			11,055,000
Number of shares conversion																1,005,000							12,848,116			12,848,116	3,844,073
Converted notes payable into shares of common stock issued																	44,000
Issued stock incentives																											2,345,836
Issued stock incentives value																											$ 2,345
Sale of preferred stock, shares												9,283,333
Stock issued during period, value new issues
Common Stock [Member] | Officer [Member]
Related Party Transaction [Line Items]
Stock options exercised																			10,155,000
Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																1,608,000
Sale of preferred stock, shares																								1,125,000		1,125,000
Warrants exercised																																		62,500	750,000	10,166,875
Warrants exercise price																																		$ 0.24	$ 0.24	$ 0.24
Stock issued during period, value new issues																										$ 156,746
Robert Scannell [Member]
Related Party Transaction [Line Items]
Vested stock options, shares																			5,360,000
Cashless conversion, shares																			5,360,000
Converted notes payable into shares of common stock issued											350,000		390,625
Accrued compensation				$ 87,500			$ 87,500				$ 87,500		$ 62,500
Issued stock incentives										2,500,000
Issued stock incentives value										$ 550,000
Sale of preferred stock, shares										2,500,000									3,685,000
Stock issued during period, value new issues										$ 550,000
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares				219,849			397,727
Feehan Partners [Member]
Related Party Transaction [Line Items]
Converted notes payable into shares of common stock issued																	2,666,666
Issued convertible notes payable																	$ 200,000
Feehan Partners [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Issued convertible notes payable																																						$ 87,334
Feehan Partners [Member] | Convertible Notes Payable One [Member]
Related Party Transaction [Line Items]
Issued convertible notes payable																																						112,666
Feehan Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion																		1,666,670
Feehan Partners [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																		2,666,666
Cashless conversion																	$ 200,000
Converted notes payable into shares of common stock issued																	2,666,666
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																			5,360,000
Converted notes payable into shares of common stock issued											170,000		109,375				1,306,667
Accrued compensation				$ 42,500			$ 42,500				$ 42,500		$ 17,500
Issued stock incentives										2,570,000
Issued stock incentives value										$ 565,400
Sale of preferred stock, shares										2,570,000									3,685,000
Stock issued during period, value new issues										$ 565,400
Related party payables	$ 91,293			$ 56,150																91,293				$ 91,293		$ 56,150
Issued convertible notes payable																	$ 98,000																					98,000
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion																		816,666
Sale of preferred stock, shares				106,784			193,182
Andrew Brodkey [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																		1,306,667
Cashless conversion																	$ 98,000
Converted notes payable into shares of common stock issued																	1,306,667
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																			5,360,000
Converted notes payable into shares of common stock issued											125,000		195,313				1,666,667
Accrued compensation											$ 31,250		$ 31,250
Issued stock incentives										125,000
Issued stock incentives value										$ 27,500
Sale of preferred stock, shares										125,000									3,685,000
Stock issued during period, value new issues										$ 27,500
Issued convertible notes payable																	$ 125,000
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Issued convertible notes payable																																						125,000
Steven Rudofsky [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion															1,041,667
Steven Rudofsky [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares															1,666,667
Cashless conversion																	$ 125,000
Converted notes payable into shares of common stock issued																	1,666,667
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																			5,360,000
Converted notes payable into shares of common stock issued																	400,000
Sale of preferred stock, shares																			3,685,000
Issued convertible notes payable																	$ 30,000																					$ 150,000
Shaun Dykes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion																251,250
Shaun Dykes [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion, shares																400,000
Cashless conversion																	$ 30,000
Converted notes payable into shares of common stock issued																	400,000
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Accrued compensation				$ 55,000																$ 42,500	$ 42,500
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares				138,192																121,429	141,667
Robert Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation				$ 62,500																$ 87,500	$ 87,500
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares				157,036																250,000	291,667